Schedule of Investments (unaudited) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 99.4%

Alabama — 1.6%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$500,165
Black Belt Energy Gas District, RB, Series A:
5.00%, 12/01/20	730	761,397
5.00%, 12/01/21	1,950	2,082,288
Southeast Alabama Gas Supply District, RB, Project No. 2, Series A, 4.00%, 06/01/22	1,760	1,855,885
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B:
5.00%, 10/01/19	1,000	1,014,820
5.00%, 10/01/20	1,750	1,828,907

		8,043,462

Alaska — 0.4%
Alaska Housing Finance Corp., RB, VRDN, Series D, (Federal Home Loan Bank SBPA) 1.47%, 12/01/41(a)	1,875	1,875,000

Arizona — 2.3%
County of Maricopa Industrial Development Authority, RB, Honorhealth, Series A:
5.00%, 09/01/21	770	829,637
5.00%, 09/01/22	750	828,270
County of Yavapai Industrial Development Authority, RB, VRDN, Skanon Investments, Inc. (Drake Cement Project), Series A, CitiBank NA LOC 1.50%, 09/01/35(a)	10,000	10,000,000

		11,657,907

California — 0.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/21	1,305	1,425,216
California Municipal Finance Authority, Refunding RB, Biola University, 5.00%, 10/01/20	305	319,930
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/20	1,100	1,141,811
Palmdale Financing Authority, Refunding RB, (AGM):
4.00%, 11/01/19	325	330,132
4.00%, 11/01/20	340	354,477

Security	Par (000)	Value

California (continued)
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19(b)	$500	$512,565

		4,084,131

Colorado — 0.2%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	375,153
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, 5.00%, 11/15/19	500	510,710
City of Colorado Springs CO Utilities System Revenue, RB, VRDN, Series B, LandesBank Hessen—THRGN SBPA 1.56%, 11/01/36(a)	310	310,000

		1,195,863

Connecticut — 7.4%
State of Connecticut, GO:
, Refunding, Series B, 5.00%, 05/15/22	4,955	5,421,761
GAAP Conversion, Series A, 5.00%, 10/15/22	1,000	1,106,080
Series A, 5.00%, 04/15/21	11,000	11,700,590
Series B, 5.00%, 04/15/21	685	728,628
Series E, 4.00%, 09/15/21	770	810,240
State of Connecticut Health & Educational Facilities Authority, Refunding RB:
Fairfileld University, Series S, 5.00%, 07/01/21	1,030	1,103,738
Sacred Heart University, Series I -1, 5.00%, 07/01/21	700	750,113
State of Connecticut Special Tax Revenue, RB:
Series B, 5.00%, 10/01/22	3,400	3,764,276
Transportation Infrastructure Purposes, Series A, 5.00%, 01/01/20	1,500	1,537,020
Transportation Infrastructure Purposes, Series A, 5.00%, 09/01/21	1,500	1,612,845
Transportation Infrastructure Purposes, Series A, 5.00%, 08/01/22	900	992,043
University of Connecticut, RB, Series A:
5.00%, 04/15/20	800	827,664
5.00%, 03/15/22	1,550	1,687,191
5.00%, 04/15/22	4,000	4,363,560

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	$720	$782,006

		37,187,755

District of Columbia — 0.4%
District of Columbia, RB, VRDN, SunTrust Bank LOC, 1.51%, 04/01/38(a)	1,235	1,235,000
District of Columbia, Refunding RB, The Catholic University of America Issue:
5.00%, 10/01/21	250	269,180
5.00%, 10/01/22	325	358,657

		1,862,837

Florida — 3.5%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,715,106
County of Escambia Health Facilities Authority, Refunding RB, VRDN (TD Bank NA SBPA), Azalea Trace, Inc, Series B (AGC), 1.45%, 11/15/29(a)	1,400	1,400,000
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	524,745
County of Orange Health Facilities Authority, Refunding RB, VRDN, Lakeside Behavioral Healthcare, Inc. Project, SunTrust Bank LOC, 1.51%, 07/01/27(a)	1,855	1,855,000
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/27(a)	5,000	5,232,300
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/21	2,500	2,682,925
State of Sunshine Governmental Financing Commission, RB, VRDN, Miami-Dade County Program, Series A, (MUFG Union Bank NA LOC), 1.50%, 09/01/35(a)	4,000	4,000,000

		17,410,076

Georgia — 1.0%
City of Atlanta Georgia, Refunding, Tax Allocation Bonds, Atlantic Station Project:
5.00%, 12/01/20	2,000	2,099,000
5.00%, 12/01/21	1,150	1,240,401
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/20	110	113,619
5.00%, 04/01/21	200	212,094

Security	Par (000)	Value

Georgia (continued)
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/21	$125	$132,559
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/22	1,145	1,236,222

		5,033,895

Illinois — 2.5%
Chicago Housing Authority, RB, M/F, Series A, 5.00%, 01/01/22	1,400	1,516,452
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 06/01/20	1,000	1,033,960
5.00%, 06/01/21	2,000	2,121,800
Illinois Finance Authority, Refunding RB:
Southern Illinois Healthcare, 5.00%, 03/01/21	265	279,389
VRDN, Advocate Health Care Network, Sub-Series C-1, (JPMorgan Chase Bank NA SBPA), 1.53%, 11/01/38(a)	2,595	2,595,000
VRDN, Northwestern Memorial Hospital, Series A-1, Northern Trust Company SBPA 1.53%, 08/15/38(a)	1,100	1,100,000
State of Illinois Sales Tax, Refunding RB, Build Illinois Bonds, 5.00%, 06/15/19	3,715	3,737,216

		12,383,817

Iowa — 4.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.86%, 04/01/22(a)	22,500	22,500,000
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A:
5.00%, 12/01/20	650	679,367
5.00%, 12/01/21	750	802,290

		23,981,657

Kansas — 2.7%
City of Burlington Kansas, Refunding RB, Environment Improvement Revenue, City Power & Light, VRDN(a):
Series B, 1.76%, 09/01/35	6,000	6,000,000
Series A, 1.76%, 09/01/35	6,000	6,000,000
County of Geary Unified School District No. 475, GO, , Refunding, Series B, 5.00%, 09/01/20	750	785,933

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
County of Johnson Unified School District No. 233 Olathe, GO, , Refunding, Series B, 3.00%, 09/01/21	$500	$516,740

		13,302,673

Kentucky — 1.7%
Kentucky Public Energy Authority, RB:
Gas Supply, Series C-1, 4.00%, 12/01/21	1,500	1,566,825
Gas Supply, Series C-1, 4.00%, 06/01/22	1,750	1,837,657
Gas Supply, Series C-1, 4.00%, 12/01/22	2,500	2,644,200
Series A, 4.00%, 04/01/20	785	799,020
Series A, 4.00%, 04/01/21	775	801,327
Series A-1, 4.00%, 12/01/22	1,000	1,057,680

		8,706,709

Louisiana — 1.0%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/20	225	232,889
State of Parish Charles Louisiana, Refunding RB, VRDN, Shell Oil Co. Project, Series B, 1.37%, 10/01/22(a)	4,000	4,000,000
State Tammany Parish Wide School District No. 12, GO, Series A, 4.00%, 03/01/21	300	313,398
West Baton Rouge Parish School District No. 3, GO, (AGM):
3.00%, 03/01/21	300	307,425
5.00%, 03/01/21	225	239,008

		5,092,720

Maryland — 0.9%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, LifeBridge Health Issue, 5.00%, 07/01/21	235	252,254
Maryland Industrial Development Financing Authority, Refunding RB, VRDN, Occidental Petroleum Corporation Issue, 1.66%, 03/01/30(a)	4,410	4,410,000

		4,662,254

Massachusetts — 1.4%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, Series A-1, Barclays Bank PLC SBPA 1.47%, 03/01/30(a)	1,600	1,600,000

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series B-1, 5.00%, 10/15/20(b)	$765	$805,866
Partners HealthCare System Issue, 5.00%, 07/01/21	3,485	3,745,678
Series A, 5.00%, 07/01/22	525	575,500
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 07/01/20	375	384,731

		7,111,775

Michigan — 2.1%
City of Battle Creek Michigan, Refunding, GOL, Downtown Development Bonds:
5.00%, 05/01/20	360	373,252
5.00%, 05/01/21	565	602,194
Grand Rapids Public Schools, GO, Refunding, (AGM):
5.00%, 05/01/19	220	220,596
5.00%, 05/01/20	475	492,228
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	664,593
Karegnondi Water Authority, Refunding RB:
4.00%, 11/01/19	500	506,725
5.00%, 11/01/21	450	485,856
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C:
5.00%, 12/01/20	1,000	1,055,250
5.00%, 12/01/21	1,000	1,086,490
Michigan State Housing Development Authority, Refunding RB, Series D, VRDN, 1.53%, 06/01/30(a)	3,795	3,795,000
Michigan State University, RB, VRDN (Royal Bank of Canada SBPA), 1.51%, 02/15/34(a)	1,055	1,055,000

		10,337,184

Minnesota — 0.1%
City of Minneapolis Minnesota, Refunding RB, VRDN, One Ten Grant Project (Fannie Mae LOC), 1.50%, 09/01/26(a)	445	445,000

Mississippi — 0.8%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project, Series F, 1.45%, 12/01/30(a)	2,300	2,300,000

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation, Hinds County Bond Project:
3.00%, 11/01/20	$460	$467,981
5.00%, 11/01/21	500	541,160
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	555,035

		3,864,176

Missouri — 0.1%
City of Washington Missouri, COP, Refunding, 5.00%, 03/01/23	370	413,027

Nebraska — 1.8%
Central Plains Energy Project, Refunding RB, 5.00%, 08/01/39(a)	9,000	9,173,340

Nevada — 1.1%
County of Clark School District, GO, , Refunding, Series C:
5.00%, 06/15/20	2,500	2,598,350
5.00%, 06/15/21	2,500	2,679,475

		5,277,825

New Jersey — 25.0%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,282,499
Borough of North Plainfield, GO, , Refunding, 3.00%, 12/11/19	5,714	5,754,872
County of Camden Improvement Authority, Refunding RB, Camden County College Project, 4.00%, 01/15/20	1,230	1,253,333
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	547,227
Hasbrouck Heights Board of Education, GO, Promissory Notes, 2.75%, 07/12/19	5,000	5,011,300
New Jersey Building Authority, Refunding RB, Series A:
5.00%, 06/15/21	2,325	2,464,895
5.00%, 06/15/22	3,005	3,250,358
New Jersey EDA, RB, Series DDD:
5.00%, 06/15/20	1,560	1,616,254
5.00%, 06/15/21	3,000	3,180,510
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/21	2,500	2,655,425
School Facilities Construction, 5.25%, 09/01/19	1,350	1,369,143
School Facilities Construction, 5.00%, 03/01/20	1,700	1,746,716

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, 5.50%, 09/01/21	$2,395	$2,538,532
School Facilities Construction, Series II, 5.00%, 03/01/22	1,310	1,407,883
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	700	738,360
School Facilities Construction, Series NN, 5.00%, 03/01/21	555	583,533
School Facilities Construction, Series NN, 5.00%, 03/01/22	4,505	4,841,614
School Facilities Construction, Series PP, 5.00%, 06/15/19	4,500	4,529,790
School Facilities Construction, Series PP, 5.00%, 06/15/20	4,200	4,351,452
Series A, 5.00%, 06/15/19	475	478,145
Series B, 5.00%, 11/01/19	4,500	4,582,980
Series XX, 5.00%, 06/15/21	2,390	2,533,806
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A:
5.00%, 09/01/19	2,840	2,877,375
5.00%, 09/01/20	1,650	1,719,812
New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series B, 5.00%, 07/01/21	890	952,078
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 07/01/21	100	107,044
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transformation Program:
5.00%, 10/01/20	600	626,148
5.00%, 10/01/21	2,500	2,669,650
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,316,127
New Jersey Transportation Trust Fund Authority, RB:
(AMBAC), 5.25%, 12/15/22	355	392,648
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/19	1,000	1,006,410
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	11,500	11,909,055

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	$1,320	$1,400,599
Transportation Program, Series AA, 5.00%, 06/15/20	500	518,030
Transportation System, Series A, 5.75%, 06/15/20	1,855	1,904,862
Transportation System, Series B, 5.00%, 06/15/21	3,235	3,431,073
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.50%, 12/15/21	4,695	5,102,197
Series A, 5.50%, 12/15/22	1,155	1,283,771
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,089,200
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/20	3,190	3,270,420
State of Garden Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,355,520
State of New Jersey, GO, , Refunding, Series Q, 5.00%, 08/15/20	1,720	1,796,230
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,122,460
Township of Branchburg, GO, Refunding, 3.00%, 10/04/19	4,274	4,302,083
Township of Pennsauken, GO, Series A, 3.00%, 06/18/19	2,600	2,605,434
Township of South Orange Village, GO, 3.00%, 07/10/19	8,198	8,221,697
Township of West Orange, GO, 3.00%, 09/06/19	5,000	5,027,700

		124,726,250

New Mexico — 0.4%
Albuquerque Municipal School District No 12, GO, 5.00%, 08/01/21	1,675	1,805,985

New York — 16.1%
Churchville-Chili Central School District, GO, 3.00%, 06/28/19	4,400	4,412,672
City of New York New York, GO, VRDN, Fiscal 2019, Series D4, Barclays Bank PLC SBPA, 1.35%, 12/01/47(a)	2,200	2,200,000

Security	Par (000)	Value

New York (continued)
City of New York New York Transitional Finance Authority, RB, VRDN, Future Tax Secured Bonds, Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 1.44%, 11/01/41(a)	$1,700	$1,700,000
City of Yonkers, GO, Series A (AGM), 4.00%, 11/15/19	600	608,982
County of Nassau New York, GO, Series C:
5.00%, 10/01/21	4,500	4,865,895
, Refunding, 4.00%, 12/10/19	10,000	10,164,900
Enlarged City School District of the City of Troy, GO, , Refunding, 3.50%, 06/12/19	6,400	6,420,864
Evans-Brant Central School District, GO, Series B, 3.00%, 06/27/19	6,160	6,178,295
Gates Chili Central School District, GO, 3.00%, 06/27/19	4,800	4,813,632
Jamesville-Dewitt Central School District, GO, 3.00%, 09/27/19	7,700	7,747,047
New York State Housing Finance Agency, RB, VRDN, Series A, (Freddie Mac LOC), 1.47%, 11/01/41(a)	1,000	1,000,000
North Shore Central School District, GO, 3.00%, 06/26/19	4,000	4,011,440
Somers Central School District, GO, 3.00%, 09/13/19	4,400	4,426,092
Spackenkill Union Free School District, GO, 3.00%, 06/26/19	5,200	5,212,896
Springs Union Free School District, GO, 3.00%, 06/27/19	4,000	4,011,360
Town of Carmel, GO, Series B, 3.25%, 10/04/19	5,100	5,142,432
Town of Southold, Refunding, GOL, 3.00%, 09/25/19	6,580	6,622,244
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	770	797,150

		80,335,901

Ohio — 2.1%
American Municipal Power Inc, RB, Ohio Electric System Improvement, Jackson Center Project, 3.00%, 08/15/19	745	748,650
City of Berea Ohio, GO, 3.00%, 03/12/20	2,500	2,527,100
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A:
5.00%, 08/01/20	605	631,142
5.00%, 08/01/21	1,840	1,966,390

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 1.46%, 06/01/34(a)	$1,200	$1,200,000
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	809,820
County of Franklin Ohio, RB, VRDN, National Hospital Project, Series B, 1.50%, 11/01/45(a)	2,600	2,600,000

		10,483,102

Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/20	1,000	1,042,680

Pennsylvania — 4.6%
Boyertown Area School District, Refunding, GOL (BAM), 4.00%, 11/01/21	910	960,860
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,114,330
City of Williamsport Pennsylvania, GO, , Refunding (AGM), 5.00%, 07/01/21	365	390,795
Commonwealth Financing Authority, RB, Tobacco Master Settlement payment:
5.00%, 06/01/20	635	658,343
5.00%, 06/01/22	1,000	1,094,500
Commonwealth of Pennsylvania, GO:
, Refunding, 2nd Series, 5.00%, 07/01/20	5,160	5,376,978
1st Series, 5.00%, 06/01/20	2,740	2,847,600
1st Series, 5.00%, 06/01/22	5,000	5,516,300
Commonwealth of Pennsylvania, GO, Refunding, 2nd Series, 5.00%, 01/15/22	1,000	1,091,430
County of Avon Grove School District Chester, GOL, 4.00%, 11/15/22	425	458,137
County of Centre Hospital Authority, Refunding RB, Mount Nittany Medical Centre Project, Series A, 5.00%, 11/15/21	400	431,688
East Penn School District, Refunding, GOL, 4.00%, 08/01/21	1,030	1,083,920
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 04/01/20	700	721,966

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh Public Parking Authority, Refunding RB, System-Series A, 5.00%, 12/01/22	$1,010	$1,120,009

		22,866,856

South Carolina — 0.4%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/20	500	523,935
5.00%, 11/01/21	250	269,198
South Carolina Jobs-Economic Development Authority, RB, VRDN, Brashier Charter LLC Project, SunTrust Bank LOC, 1.51%, 12/01/38(a)	1,070	1,070,000

		1,863,133

Tennessee — 0.3%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,054,570
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 05/01/20	690	714,571

		1,769,141

Texas — 7.5%
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA) (PSF-GTD), 1.53%, 08/01/35(a)	4,800	4,800,000
City of Houston Texas, GO, , Refunding, Series A:
5.00%, 03/01/20	2,000	2,061,980
5.00%, 03/01/21	3,500	3,724,070
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Methodist Hospital, Sub-Series C-1, 1.38%, 12/01/24(a)	6,600	6,600,000
Teco Project, 5.00%, 11/15/20	800	842,640
Teco Project, 5.00%, 11/15/21	725	785,929
County of Tarrant Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A, 5.00%, 07/01/22	1,815	1,995,611
Mission Economic Development Corp., RB, VRDN, Republic Services, Inc., Series A, 1.75%, 01/01/20(a)	2,000	2,000,000
State of Texas, GO, VRDN State Street BQT Co SBPA(a):
Series A, 1.53%, 06/01/41	4,300	4,300,000
Series B, 1.53%, 12/01/43	6,000	6,000,000

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas, GO, VRDN (a) (continued):
Veterans Bonds, (JPMorgan Chase Bank NA SBPA), 1.50%, 12/01/49	$2,995	$2,995,000
Texas A&M University, Refunding RB, Financing System, Series E, 5.00%, 05/15/21	1,200	1,286,124

		37,391,354

Utah — 1.3%
Central Utah Water Conservancy District, Refunding RB, Series B:
5.00%, 10/01/20	1,850	1,944,942
5.00%, 10/01/21	1,875	2,032,256
County of Utah, RB, VRDN, IHC Health Services, Inc., Series E, 1.53%, 05/15/51(a)	2,400	2,400,000

		6,377,198

Virginia — 0.2%
Lynchburg EDA, Refunding RB, Cental Health, Series A:
5.00%, 01/01/20	500	512,110
5.00%, 01/01/21	500	527,650

		1,039,760

Washington — 2.5%
Grant County Public Utility District No. 2, Refunding RB, Electric System Revenue, 2.00%, 01/01/44(a)	9,000	9,009,900
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,713,525

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/21	$625	$673,756

		12,397,181

Wisconsin — 0.2%
Public Finance Authority, Refunding RB, Retirement Housing Foundation:
5.00%, 11/15/19	440	447,528
5.00%, 11/15/20	425	441,770
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance, 4.00%, 11/15/21	350	370,948

		1,260,246

Total Long-Term Investments — 99.4% (Cost — $494,554,242)		496,461,870

Total Investments — 99.4% (Cost — $494,554,242)		496,461,870

Other Assets Less Liabilities — 0.6%		3,156,718

Net Assets — 100.0%		$499,618,588

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

During the period ended March 31, 2019, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	22,770	(22,770)	—	$—	$3,628	$(72)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Short-Term Municipal Fund

Portfolio Abbreviations (continued)

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

GTD — Guaranteed

ISD — Independent School District

LOC — Letter of Credit

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$496,461,870	$—	$496,461,870

(a)	See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2019, there were no transfers between levels.

8